Related party balances and transactions - Account payable, amount due from and due to related party (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Apr. 09, 2024	Dec. 08, 2023
Related party balances and transactions
Account payable balances	$ 1,225	$ 1,633
Amount due to outstanding		$ 1,538
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related party balances and transactions
Account payable balances	$ 0	$ 0
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Prime Ocean Holdings Limited | Unsecured loan | Kwok Kai Kai Clara | Giant Credit Limited
Related party balances and transactions
Debt Instrument, Face Amount			$ 380	$ 1,920
Amount due to outstanding	$ 0	$ 1,540
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party